GOODWILL AND INTANGIBLE ASSETS - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill And Intangible Assets [Line Items]
Intangible assets, other	$ 197,533	$ 256,083
Costs internal-use software	894,079	900,000
Accumulated amortization of internal-use software	696,546	$ 643,917
Expected amortization, 2019	56,861
Expected amortization, 2020	56,861
Expected amortization, 2021	56,861
Expected amortization, 2022	26,950
Trademarks [Member]
Goodwill And Intangible Assets [Line Items]
Intangible assets, other	4,193
Internal-use Software [Member]
Goodwill And Intangible Assets [Line Items]
Intangible assets, other	25,879
Costs internal-use software	26,576
Accumulated amortization of internal-use software	697
Amortization expense of internal-use software	697
Expected amortization, 2019	1,692
Expected amortization, 2020	1,792
Expected amortization, 2021	1,792
Expected amortization, 2022	1,792
Expected amortization, 2023	1,792
Expected future amortization thereafter	$ 17,019